                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                                 INDEX ANNUITY

                        SUPPLEMENT DATED APRIL 30, 2012
                                       TO
                   PROSPECTUS SUPPLEMENT DATED APRIL 30, 2012

This supplement revises Underlying Fund expense information in the supplement dated April 30, 2012 to the prospectus dated May 1, 2010 for the Index Variable Annuity contract issued by MetLife Insurance Company of Connecticut ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at P.O. Box 10366, Des Moines, IA 50306-0366 or call us at 800-842-9325 to request a free copy.

UNDERLYING FUND EXPENSES TABLE

Replace the information for the Underlying Funds in the table below with the following information:

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                       DISTRIBUTION                 ACQUIRED       TOTAL      CONTRACTUAL FEE    NET TOTAL
                                         AND/OR                     FUND FEES     ANNUAL       WAIVER AND/OR      ANNUAL
UNDERLYING               MANAGEMENT   SERVICE(12B-1)    OTHER          AND       OPERATING        EXPENSE        OPERATING
   FUND                     FEE           FEES         EXPENSES     EXPENSES     EXPENSES      REIMBURSEMENT     EXPENSES

METROPOLITAN
   SERIES FUND

   Russell 2000
      Index Portfolio -
      Class A                  0.25%               -       0.06%         0.08%        0.39%              0.00%        0.39%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Portfolios provided the information on their expenses, and we have not independently verified the information.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

P.O. Box 10366                                           Telephone: 800-842-9325
Des Moines, IA 50306-0366